OTHER CURRENT LIABILITIES (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
OTHER CURRENT LIABILITIES.
Personnel related accruals		€ 4,621	€ 2,579
Tax related accruals		992	432
Audit related accruals		1,853	2,400
Production related accruals		2,645	1,596
Liabilities due to reorganization			2,809
Legal and consulting fees		252	3,140
Miscellaneous other current liabilities		5,142	4,557
Total other current liabilities	€ 13,373	€ 15,505	€ 17,513